Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Derivative financial instruments

Notes on the Accounts continued

16 Derivative financial instruments

The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 23.

	2017		2016

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	97	14	179	14

– cross-currency swaps	263	–	261	–

Cash flow hedges

– interest rate swaps	1	–	2	–

– cross-currency swaps	187	–	106	–

– forward foreign currency contracts	82	73	120	118

Net investment hedges

– forward foreign currency contracts	85	39	23	233

Held-for-trading*

– interest rate swaps	68	77	71	90

– cross-currency swaps	–	–	173	174

– forward foreign currency contracts	35	31	36	39

Total	818	234	971	668

Current	228	155	375	549

Non-current	590	79	596	119

	818	234	971	668

Derivatives

– in respect of net debt	640	117	809	300

– other	178	117	162	368

	818	234	971	668

*

IFRS requires derivatives which do not meet the tests for hedge accounting under IAS 39 to be classified as instruments held-for-trading with fair value change included in the income statement. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group do not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

For cash flow hedges, the timing of expected cash flows is as follows: assets of £270 million (2016: £228 million) of which £73 million (2016: £99 million) is expected within one year and £165 million (2016: £106 million) beyond 5 years and liabilities of £73 million (2016: £118 million) of which £69 million (2016: £105 million) is expected within one year.

The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 20. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 20.

16 Derivative financial instruments continued

The tables below set out the maturities of the Group’s derivative financial instruments on an undiscounted contractual basis, based on spot rates.

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2017				2016

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	8,874	(8,702)	5,929	(6,059)	7,168	(6,943)	11,419	(12,024)

– cross-currency swaps	56	(97)	–	–	391	(534)	499	(354)

Between one and two years

– forward foreign currency contracts	339	(328)	229	(230)	1,152	(1,104)	571	(630)

– cross-currency swaps	89	(135)	–	–	37	(36)	–	–

Between two and three years

– forward foreign currency contracts	–	–	–	–	24	(22)	13	(12)

– cross-currency swaps	60	(108)	–	–	66	(69)	–	–

Between three and four years

– cross-currency swaps	1,812	(1,782)	–	–	35	(40)	–	–

Between four and five years

– cross-currency swaps	32	(62)	–	–	802	(770)	–	–

Beyond five years

– cross-currency swaps	2,623	(2,366)	–	–	1,429	(1,244)	–	–

	13,885	(13,580)	6,158	(6,289)	11,104	(10,762)	12,502	(13,020)

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2017		2016

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	44	18	102	29

Between one and two years	34	5	71	15

Between two and three years	28	6	64	14

Between three and four years	26	6	46	13

Between four and five years	12	7	26	11

Beyond five years	28	51	40	22

	172	93	349	104

1	BAT Annual Report and Form 20-F 2017